Cover	Apr. 29, 2021	Jan. 28, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2021
Entity Incorporation, State or Country Code	IN
Entity File Number	001-15817
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code		800
Local Phone Number		731-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000707179
Amendment Flag	true
Amendment Description	ex-dividend date correction
Entity Registrant Name	OLD NATIONAL BANCORP